Related Party Transactions	12 Months Ended
Mar. 31, 2021
Related Party Transactions Abstract
Related Party Transactions

19. Related Party Transactions

A summary of compensation for directors, officers and key management personnel is as follows:

	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019

Salaries and Benefits (1)	$473,841	$455,067	$289,840
Consulting fees (2)	251,007	263,750	382,875
Accommodation (3)	—	762	49,895
Truck and Trailer Rentals (4)	5,749	98,943	140,722
Options Vested (5)	1,698,487	240,996	252,804
Total	$2,429,084	$1,059,518	$1,116,136

1) Salaries and benefits incurred with directors and officers are included in Administrative fees on the Consolidated Statements of Operations.

2) Consulting fees included in professional fees and sales and marketing on Consolidated Statements of Operations are paid to the current Chairman and CEO, the previous CEO and Director, and the previous CFO and current Director of the Company to provide accounting, and management consulting services, and includes Director's Fees paid to GreenPower's four independent directors.

3) Accommodation expense are paid to Stage Coach Landing, Inc., a company that the CEO and Chairman of GreenPower was previously an officer and director. These costs are expensed on the Consolidated Statements of Operations.

4) Truck and trailer rental fees are paid to Maple Leaf Equipment Aircraft and Recovery Inc., a company that the CEO and Chairman of GreenPower was previously an officer director CEO and the former CEO of GreenPower is an officer and director. These costs are included in Transportation costs on the Consolidated Statements of Operations.

5) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Statements of Operations.

Accounts payable and accrued liabilities at March 31, 2021 included $95,741 (March 31, 2020 - $71,697) owed to officers, directors, and companies controlled by officers and directors, and shareholders, which is non-interest bearing, unsecured and has no fixed terms of repayment.

As at March 31, 2021, two companies beneficially owned by the Chairman and CEO of the Company had loans outstanding to the Company with a total value of CDN $nil and USD $nil (2020 - CDN $3,185,000 and USD $120,000). During the year ended March 31, 2021, the Company received loans totaling CAD$50,000 and USD$100,000 from companies beneficially owned by the CEO and Chairman. These loans were repaid in their entirety during the year ended March 31, 2021, and funds used to repay these loans were sourced from proceeds received from the exercise of warrants during the period.

A director of the Company and the Company's CEO and Chairman have each provided personal guarantees of $2,510,000, or $5,020,000 in total to support the Company's $8 million operating line of credit. In consideration for these guarantees, in June 2018 the Company issued 628,571 non-transferrable common share purchase warrants exercisable at an exercise price of CDN $4.55 per share that expire on June 29, 2021 and in March 2019 the Company issued 685,714 non-transferrable common share purchase warrants exercisable at an exercise price of CDN $4.20 per share that expire on March 14, 2022.

During the year ended March 31, 2021 all of the remaining convertible debentures of the Company were converted into common shares (Note 14), which included CDN$3,125,000 (March 31, 2020 - CDN$3,125,000) principal balance of convertible debentures owed to officers, directors and companies controlled by officers and directors which was converted into 882,555 common shares of the company during the year ended March 31, 2021.

These transactions were measured at the exchange amount, which is the amount agreed upon by the transacting parties.